Significant Accounting Policies - Concentration of Credit Risk - 20F (Details) - Sales Revenue [Member] - Customer Concentration Risk [Member]	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Concentration of Credit Risk [Abstract]
Concentration risk percentage	41.00%	100.00%	84.00%	88.00%	56.00%
Customer A [Member]
Concentration of Credit Risk [Abstract]
Concentration risk percentage	19.00%	0.00%	47.00%	0.00%	0.00%
Customer B [Member]
Concentration of Credit Risk [Abstract]
Concentration risk percentage	12.00%	0.00%	15.00%	0.00%	0.00%
Customer C [Member]
Concentration of Credit Risk [Abstract]
Concentration risk percentage	10.00%	21.00%	12.00%	0.00%	0.00%
Customer D [Member]
Concentration of Credit Risk [Abstract]
Concentration risk percentage	0.00%	56.00%	10.00%	0.00%	0.00%
Customer E [Member]
Concentration of Credit Risk [Abstract]
Concentration risk percentage	0.00%	23.00%	0.00%	59.00%	18.00%
Customer F [Member]
Concentration of Credit Risk [Abstract]
Concentration risk percentage			0.00%	29.00%	0.00%
Customer G [Member]
Concentration of Credit Risk [Abstract]
Concentration risk percentage			0.00%	0.00%	16.00%
Customer H [Member]
Concentration of Credit Risk [Abstract]
Concentration risk percentage			0.00%	0.00%	12.00%
Customer I [Member]
Concentration of Credit Risk [Abstract]
Concentration risk percentage			0.00%	0.00%	10.00%